Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents		$ 3,791	$ 5,354
Trade receivables		79	516
Other accounts receivable and prepaid expenses		270	334
Restricted deposit		12	154
Inventory		888	814
Total current assets		5,040	7,172
Non-current assets:
Restricted deposit		168	155
Long term receivables			18
Operating lease right-of-use assets		3,215
Property and equipment, net		2,329	1,407
Total non-current assets		5,712	1,580
Total assets		10,752	8,752
Current liabilities:
Loan		24	22
Accounts payable:
Trade payables		833	622
Accrued liabilities and other		1,203	619
Operating lease liabilities		455
Deferred revenues		942	970
Total current liabilities		3,457	2,233
Non-current liabilities:
Derivatives		68	97
Loan			22
Operating lease liabilities		3,139
Deferred revenues			980
Total non-current liabilities		3,207	1,099
Total liabilities		6,664	3,332
Commitments and contingencies
Shareholders' Equity:
Ordinary shares, NIS 1.5 par value - authorized: 30,000,000 and 15,000,000 ordinary shares as of December 31, 2019 and December 31, 2018; issued and outstanding: 5,670,829 and 3,814,713 ordinary shares as of December 31, 2019 and December 31, 2018, respectively	[1]	2,368	1,580
Additional paid in capital and warrants		69,949	60,905
Currency translation differences		(969)	(969)
Accumulated deficit		(67,260)	(56,096)
Total shareholders’ equity		4,088	5,420
Total liabilities and shareholders’ equity		$ 10,752	$ 8,752

[1]	After reverse split, see Note 1b.